Apr. 06, 2018
AI Powered Equity ETF
AI Powered Equity ETF
AI Powered Equity ETF (AIEQ) (the “Fund”)

 a series of ETF Managers Trust

April 6, 2018

Supplement to the

Summary Prospectus dated October 17, 2017,

Prospectus dated September 28, 2017, and

Statement of Additional Information (“SAI”) dated September 28, 2017,

as previously supplemented

Effective immediately, the Fund’s website will change to be www.AIEQetf.com, and investors can find the Fund’s summary prospectus, prospectus, SAI, and other information about the Fund online at www.AIEQetf.com/about-aieq/. References in the Fund’s summary prospectus, prospectus, and SAI to any other website should be disregarded.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.